ORDINARY SHARES	12 Months Ended
Dec. 31, 2021
ORDINARY SHARES.
ORDINARY SHARES

12.   ORDINARY SHARES

Upon the completion of IPO in June 2020, the Group issued 89,491,548 ordinary shares at $4.00 per share, and received proceeds of RMB2,357,823 net of the underwriting discounts and commission and expenses related to IPO.

Upon the completion of a follow-on public offering in December 2020, the Group issued 36,000,000 ordinary shares at $12.50 per share, and received proceeds of RMB2,816,190 net of the underwriting discounts and commission and expenses related to the offering.

In June 2021, the Group’s Board of Directors authorized a share repurchase program (“2021 share repurchase program”) under which the Group may repurchase up to US$150,000 worth of its ADSs during the 12-month period. Under the 2021 share repurchase program, the Group repurchased 28,099,564 ordinary shares for US$150,000 (RMB968,409) on the open market, at a weighted average price of US$5.34 (RMB34.03) per share including commission cost, for the year ended December 31, 2021. These repurchased shares are subject to retirement. The repurchases of ordinary shares are accounted for under the cost method whereby the entire cost of the acquired stock is recorded as reductions of ordinary shares and additional paid-in capital.